Note 10 - Term Loans and Line of Credit Agreements - Future Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022	$ 1,168
2023	1,227
2024	1,290
2025	1,356
2026	1,425
Thereafter	14,367
Total	$ 20,833	$ 23,908